Current and long-term debt - DVB 2017 credit facility (Details)	1 Months Ended				12 Months Ended
	Oct. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Aug. 31, 2018 USD ($)	Mar. 31, 2017 USD ($) vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt outstanding					$ 2,910,315,000	$ 2,767,193,000
DVB 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				$ 81,400,000.0
Repayments	$ 25,800,000	$ 14,800,000	$ 33,500,000		78,400,000
STI Alexis, STI Milwaukee, STI Seneca and STI Wembley [Member] | Vessels [member] | DVB 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | vessel				4
Write-offs of deferred financing fees related to repayment of debt					$ 1,200,000